PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES - Unpaid losses and loss adjustment expenses (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
Balance - Beginning of year	$ 54,987,840	$ 32,583,608	$ 32,583,608	$ 18,721,005	$ 7,244,232
Less: amount recoverable from reinsurers		(2,343)	(2,343)	(2,343)
Net balance - Beginning of year	54,987,840	32,581,265	32,581,265	18,565,521	7,244,232
Losses incurred for the period related to:
Current year	87,642,926	65,734,569	91,025,223	64,534,566	40,858,541
Prior year				(134,364)
Total incurred	87,642,926	65,734,569	91,025,223	64,400,202	40,858,541
Losses paid for the period related to:
Current year	20,604,251	15,282,345	53,734,787	38,423,496	24,246,730
Prior year	18,402,785	11,921,879	14,883,861	11,960,962	5,290,522
Total paid	39,007,036	27,204,224	68,618,648	50,384,458	29,537,252
Net balance - June 30	103,623,730	71,111,610	54,987,840	32,581,265	18,565,521
Add: reinsurance recoverable	(32,567)			2,343	155,484
Balance-September 30	$ 103,591,163	$ 71,111,610	$ 54,987,840	$ 32,583,608	$ 18,721,005